TAXES ON INCOME (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Israel [Member]
Income Tax Examination [Line Items]
Corporate tax rate	25.00%
US [Member]
Income Tax Examination [Line Items]
Corporate tax rate	35.00%